Employee Information - Summary of Board Members, Presidents and Group Management by Gender (Detail)	Dec. 31, 2025	Dec. 31, 2024
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	29.00%	25.00%
Group Management	25.00%	24.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	21.00%	23.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	71.00%	75.00%
Group Management	75.00%	76.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	79.00%	77.00%